Shareholder Report, Average Annual Return (Details) 195212_Defiance Drone and Modern Warfare ETF_TF_TSR Annual {TF}	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Defiance Drone and Modern Warfare ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Defiance Drone and Modern Warfare ETF NAV
Average Annual Return, Percent	(2.37%)
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ 100 Total Return Index
Average Annual Return, Percent	3.67%
BITA Drone and Modern Warfare Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BITA Drone and Modern Warfare Select Index
Average Annual Return, Percent	(2.29%)